FPA QUEENS ROAD SMALL CAP VALUE FUND

Portfolio of investments

February 28, 2023

(Unaudited)

COMMON STOCKS	Shares	Fair Value
INFORMATION TECHNOLOGY SERVICES — 8.1%
CSG Systems International, Inc.	156,122	$8,774,056
Fabrinet (Thailand)(a)	204,357	24,904,988
Science Applications International Corp.	82,975	8,848,454
		$42,527,498
P&C INSURANCE — 6.7%
Enstar Group Ltd. (Bermuda)(a)	14,848	$3,630,484
Horace Mann Educators Corp.	373,108	13,790,072
RLI Corp.	129,811	17,902,235
		$35,322,791
APPAREL, FOOTWEAR & ACCESSORY DESIGN — 6.2%
Carter's, Inc.	58,772	$4,430,821
Deckers Outdoor Corp.(a)	27,860	11,599,511
G-III Apparel Group Ltd.(a)	348,636	5,792,587
PVH Corp.	136,226	10,930,774
		$32,753,693
TECHNOLOGY DISTRIBUTORS — 6.0%
Arrow Electronics, Inc.(a)	76,065	$8,974,909
TD SYNNEX Corp.	235,369	22,717,816
		$31,692,725
INDUSTRIALS — 5.6%
CSW Industrials, Inc.	68,777	$9,736,072
Enovis Corp.(a)	16,974	978,042
Kimball International, Inc. Class B	248,837	1,719,464
L B Foster Co. Class A(a)	112,678	1,416,362
MasTec, Inc.(a)	157,242	15,365,688
		$29,215,628
LIFE SCIENCE EQUIPMENT — 5.3%
American Equity Investment Life Holding Co.	431,487	$17,971,434
CNO Financial Group, Inc.	384,755	9,857,423
		$27,828,857
OIL & GAS SERVICES & EQUIPMENT — 5.1%
New Jersey Resources Corp.	272,460	$13,903,634
UGI Corp.	354,075	13,182,212
		$27,085,846
BANKS — 5.1%
Axos Financial, Inc.(a)	100,494	$4,762,410
ServisFirst Bancshares, Inc.	296,364	21,916,118
		$26,678,528
SEMICONDUCTOR DEVICES — 4.6%
Qorvo, Inc.(a)	30,601	$3,087,335
Synaptics, Inc.(a)	92,006	10,820,825
Vishay Intertechnology, Inc.	494,634	10,501,080
		$24,409,240

FPA QUEENS ROAD SMALL CAP VALUE FUND

Portfolio of investments (Continued)

February 28, 2023

(Unaudited)

COMMON STOCKS - Continued	Shares	Fair Value
PACKAGED FOOD — 4.0%
TreeHouse Foods, Inc.(a)	136,116	$6,641,100
United Natural Foods, Inc.(a)	351,782	14,328,081
		$20,969,181
COMMUNICATIONS EQUIPMENT — 3.3%
InterDigital, Inc.	240,918	$17,584,605
		$17,584,605
CEMENT & AGGREGATES — 3.3%
MDU Resources Group, Inc.	134,342	$4,278,793
Oshkosh Corp.	145,597	12,985,796
		$17,264,589
INDUSTRIAL DISTRIBUTION & RENTAL — 3.0%
MSC Industrial Direct Co., Inc. Class A	152,439	$12,884,144
VSE Corp.	47,401	2,721,292
		$15,605,436
APPLICATION SOFTWARE — 2.8%
Concentrix Corp.	108,309	$14,821,004
		$14,821,004
AIRCRAFT & PARTS — 2.3%
Atlas Air Worldwide Holdings, Inc.(a)	80,949	$8,160,469
Ducommun, Inc.(a)	73,372	3,947,413
		$12,107,882
AGRICULTURAL MACHINERY — 2.3%
AGCO Corp.	12,587	$1,772,376
Darling Ingredients, Inc.(a)	159,398	10,085,111
		$11,857,487
INTERNET MEDIA — 2.2%
IAC, Inc.(a)	225,654	$11,720,469
		$11,720,469
PUBLISHING & BROADCASTING — 2.1%
Scholastic Corp.	242,268	$11,049,844
		$11,049,844
FINANCIALS — 1.6%
MGIC Investment Corp.	595,000	$8,187,200
		$8,187,200
FLOW CONTROL EQUIPMENT — 1.3%
Graco, Inc.	94,946	$6,602,545
		$6,602,545

FPA QUEENS ROAD SMALL CAP VALUE FUND

Portfolio of investments (Continued)

February 28, 2023

(Unaudited)

COMMON STOCKS - Continued	Shares	Fair Value
RETAILING — 1.2%
Sprouts Farmers Market, Inc.(a)	216,198	$6,548,637
		$6,548,637
OTHER WHOLESALERS — 1.1%
Mativ Holdings, Inc.	231,233	$5,991,247
		$5,991,247
CONTAINERS & PACKAGING — 1.0%
Graphic Packaging Holding Co.	231,077	$5,499,633
		$5,499,633
BASIC & DIVERSIFIED CHEMICALS — 1.0%
Livent Corp.(a)	219,440	$5,145,868
		$5,145,868
SPECIALITY RETAIL — 0.8%
Upbound Group, Inc.	150,418	$4,038,723
		$4,038,723
ELECTRICAL COMPONENTS — 0.7%
Chase Corp.	14,303	$1,400,836
Littelfuse, Inc.	8,195	2,120,292
		$3,521,128
HEALTH CARE SUPPLY CHAIN — 0.6%
Owens & Minor, Inc.(a)	192,859	$2,956,529
		$2,956,529
OTHER COMMERCIAL SERVICES — 0.4%
UniFirst Corp.	10,760	$2,110,359
		$2,110,359
REAL ESTATE SERVICES — 0.4%
Equity Commonwealth	88,505	$1,878,961
		$1,878,961

TOTAL COMMON STOCKS — 88.1% (Cost $333,442,993)		$462,976,133

PREFERRED STOCK
INDUSTRIALS — 0.0%
WESCO International, Inc. — 10.625%	6,085	$168,372

TOTAL PREFERRED STOCKS — 0.0% (Cost $161,253)		$168,372

TOTAL INVESTMENT SECURITIES — 88.1% (Cost $333,604,246)		$463,144,505

FPA QUEENS ROAD SMALL CAP VALUE FUND

Portfolio of investments (Continued)

February 28, 2023

(Unaudited)

SHORT-TERM INVESTMENTS	Shares	Fair Value
State Street Institutional Treasury Plus Money Market Fund, 4.44%(b)	62,442,136	$62,442,136
TOTAL SHORT-TERM INVESTMENTS — 11.9% (Cost $62,442,136)		$62,442,136

TOTAL INVESTMENTS — 100.0% (Cost $396,046,382)		$525,586,641
Other Assets and Liabilities, net — 0.0%		228,291
NET ASSETS — 100.0%		$525,814,932

(a)	Non-income producing security.
(b)	Represents the 7-day effective yield as of February 28, 2023.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day. If there have been no sales that day, equity securities are generally valued at the last available bid price. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter ("OTC") market more accurately reflects the securities’ value in the judgment of the Fund's officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund's investments as of February 28, 2023:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Information Technology Services	$42,527,498	—	—	$42,527,498
P&C Insurance	35,322,791	—	—	35,322,791
Apparel, Footwear & Accessory Design	32,753,693	—	—	32,753,693
Technology Distributors	31,692,725	—	—	31,692,725
Industrials	29,215,628	—	—	29,215,628
Life Science Equipment	27,828,857	—	—	27,828,857
Oil & Gas Services & Equipment	27,085,846	—	—	27,085,846
Banks	26,678,528	—	—	26,678,528
Semiconductor Devices	24,409,240	—	—	24,409,240
Packaged Food	20,969,181	—	—	20,969,181
Communications Equipment	17,584,605	—	—	17,584,605
Cement & Aggregates	17,264,589	—	—	17,264,589
Industrial Distribution & Rental	15,605,436	—	—	15,605,436
Application Software	14,821,004	—	—	14,821,004
Aircraft & Parts	12,107,882	—	—	12,107,882
Agricultural Machinery	11,857,487	—	—	11,857,487
Internet Media	11,720,469	—	—	11,720,469
Publishing & Broadcasting	11,049,844	—	—	11,049,844
Financials	8,187,200	—	—	8,187,200
Flow Control Equipment	6,602,545	—	—	6,602,545
Retailing	6,548,637	—	—	6,548,637
Other Wholesalers	5,991,247	—	—	5,991,247
Containers & Packaging	5,499,633	—	—	5,499,633
Basic & Diversified Chemicals	5,145,868	—	—	5,145,868
Speciality Retail	4,038,723	—	—	4,038,723
Electrical Components	3,521,128	—	—	3,521,128
Health Care Supply Chain	2,956,529	—	—	2,956,529
Other Commercial Services	2,110,359	—	—	2,110,359
Real Estate Services	1,878,961	—	—	1,878,961
Preferred Stock
Industrials	168,372	—	—	168,372
Short-Term Investment	—	$62,442,136	—	62,442,136
	$463,144,505	$62,442,136	—	$525,586,641

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period. There were no significant transfers into or out of Level 3 during the period ended February 28, 2023.

The Fund did not hold derivatives during the period ended February 28, 2023.